Basis of Preparation, Significant Accounting Policies and Estimates (Details) - USD ($)		6 Months Ended
	Aug. 16, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Basis of Preparation, Significant Accounting Policies and Estimates [Line Items]
Cash and cash equivalents		$ 63,492,965	$ 49,391,627	$ 44,410,732	$ 20,535,210
Gross proceeds		50,000,000
Unsecured convertible debentures		1,500,000
Cash		$ 35,100,000
Ordinary shares (in Dollars per share)	$ 6.65	$ 11.5
Share outstanding (in Shares)	14,391,141	41,188,202
Percentage assets located		50.00%
Gross revenues		$ 1,235,000,000
Non-convertible debt		$ 1,000,000,000
Periodic reports		12 months
Top of range [member]
Basis of Preparation, Significant Accounting Policies and Estimates [Line Items]
Cash and cash equivalents		$ 63,500,000
Bottom of range [member]
Basis of Preparation, Significant Accounting Policies and Estimates [Line Items]
Cash and cash equivalents		$ 14,100,000
LML [Member]
Basis of Preparation, Significant Accounting Policies and Estimates [Line Items]
Cash and cash equivalents			$ 49,400,000
Warrants [Member] | LML [Member]
Basis of Preparation, Significant Accounting Policies and Estimates [Line Items]
Market price per share (in Dollars per share)	$ 11.5